Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Unrecognized deductible temporary differences	$ 4,672,949	$ 4,256,426
Excess of tax value over carrying value of mineral properties [Member]
Statements Line Items
Unrecognized deductible temporary differences	12,708	13,807
Non-capital losses carried forward [Member]
Statements Line Items
Unrecognized deductible temporary differences	4,660,241	4,126,977
Unrealized foreign exchange gain [Member]
Statements Line Items
Unrecognized deductible temporary differences	$ 0	$ 115,642